Cover Cover	Jul. 26, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 26, 2024
Entity Registrant Name	TRINET GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36373
Entity Tax Identification Number	95-3359658
Entity Address, Address Line One	One Park Place, Suite 600
Entity Address, City or Town	Dublin,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94568
City Area Code	510
Local Phone Number	352-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock par value $0.000025 per share
Trading Symbol	TNET
Security Exchange Name	NYSE
Entity Emerging Growth Company	false